Provisions - Additional Information (Detail) $ in Thousands, $ in Millions																1 Months Ended	4 Months Ended	12 Months Ended	14 Months Ended	25 Months Ended
	Feb. 01, 2024 USD ($)	Feb. 01, 2023 USD ($)	Feb. 16, 2022 USD ($)	Feb. 01, 2022 USD ($)	Feb. 07, 2021	Feb. 01, 2021 USD ($)	Nov. 30, 2020 ARS ($)	Feb. 01, 2020 USD ($)	Feb. 01, 2019 USD ($)	Feb. 01, 2018 USD ($)	Jan. 02, 2018 USD ($)	Jan. 10, 2017 USD ($)	Dec. 28, 2015 USD ($)	Apr. 03, 2013 USD ($)	Jan. 25, 2011	Jan. 04, 2011 USD ($)	Nov. 20, 2010 USD ($)	Dec. 31, 2021 ARS ($)	Jun. 20, 2010 USD ($)	Mar. 20, 2009 USD ($)	Dec. 04, 2017 USD ($)
Disclosure of Provisions [Line Items]
Description of provision for lawsuits and contingencies																		The Group has recognized pending lawsuits, claims and contingencies, which are probable and can be reasonably estimated.
Administracion federal de ingresos publicos [member]
Disclosure of Provisions [Line Items]
Plan settlement							$ 2,953
Recognisition of Dispute relating to Fiscal Years 2014 to 2017 which is in Administrative Stage																		$ 5,537
TGN [member]
Disclosure of Provisions [Line Items]
Claims amounts by TGM			$ 231,000											$ 142,000
Natural gas transportation contract and payment of unpaid invoices																$ 3,000	$ 10,000		$ 31,000	$ 30,000
TGN [member] | Bottom of range [member]
Disclosure of Provisions [Line Items]
Annual interest rate			6.00%
TGN [member] | Top of range [member]
Disclosure of Provisions [Line Items]
Annual interest rate			4.00%
CNDC [member]
Disclosure of Provisions [Line Items]
Transfer amount and interest													$ 98,000
TGM [member] | Lawsuits and arbitrations proceedings [member]
Disclosure of Provisions [Line Items]
Settlement amount																					$ 114,000
Installment amount																					7,000
TGM [member] | Interruptible exportation transport contract [member]
Disclosure of Provisions [Line Items]
Installment amount																					$ 13,000
TGM [member] | Commencement of major litigation [member] | Lawsuits and arbitrations proceedings [member]
Disclosure of Provisions [Line Items]
Litigation settlements initial payment											$ 107,000
Payment for settlement amount	$ 1,000	$ 1,000		$ 1,000		$ 1,000		$ 1,000	$ 1,000	$ 1,000
TGM [member] | Commencement of major litigation [member] | Interruptible exportation transport contract [member]
Disclosure of Provisions [Line Items]
Payment for settlement amount	$ 1,860	$ 1,860		$ 1,860		$ 1,860		$ 1,860	$ 1,860	$ 1,860
TGM [member] | YPF S.A. [member]
Disclosure of Provisions [Line Items]
Payment for agreement under litigation rights and claims benefits of the dispute between YPF, AESU and SULGAS												$ 60,000
OPDS [member] | YPF S.A. [member]
Disclosure of Provisions [Line Items]
Description of risk in environmental claims															On January 25, 2011, YPF executed an agreement with the Provincial Agency for Sustainable Development (“OPDS” by its acronym in Spanish) of the province of Buenos Aires, under the Remediation, Liability and Environmental Risk Control Program, created under Resolution No. 88/2010 of the OPDS.
Agreement Extended Period															24 months
Refinery term period															8 years
Loss contingency damages sought					This decision determined the co-defendants’ joint liability for the damages in the following proportions: YPF 90% (the Argentine Government 80% and YPF 20%) and the 2 co-defendant companies 10%. The decision was appeladed by the Company.
OPDS [member] | YPF S.A. [member] | Bottom of range [member]
Disclosure of Provisions [Line Items]
Percentage of hydrocarbons															88.00%
OPDS [member] | YPF S.A. [member] | Top of range [member]
Disclosure of Provisions [Line Items]
Percentage of hydrocarbons															91.00%